Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Asset retirement obligation rollforward

(000s)
Balance at December 31, 2015	$—
Acquisitions through business combination	12,089
Effect of movements in foreign exchange rates	10
Balance at December 31, 2016	$12,099
Changes in estimates for asset retirement obligations	(236)
Obligations settled	(695)
Accretion expense	256
Effect of movements in foreign exchange rates	908
Balance at December 31, 2017	$12,332